Loans and financings (Details 2) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	$ 1,231,129
BNDES	177,397
Export credit notes	184,135
Debentures	107,310
Other	62,662
Total	1,762,633
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	20,399
BNDES	23,072
Export credit notes	2,385
Debentures	3,040
Other	1,987
Total	50,883
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(2,609)
BNDES	23,642
Export credit notes	(398)
Debentures	(164)
Other	1,779
Total	22,250
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	216,328
BNDES	16,714
Export credit notes	89,591
Debentures	(164)
Other	1,779
Total	324,248
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	399,896
BNDES	16,714
Export credit notes	(419)
Debentures	(164)
Other	51,779
Total	467,806
Later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(541)
BNDES	12,142
Export credit notes	92,976
Debentures	(164)
Other	1,779
Total	106,192
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	597,656
BNDES	85,113
Export credit notes
Debentures	104,926
Other	3,559
Total	$ 791,254